Tax Status (Details) - Bank First Retirement Plan	12 Months Ended
Dec. 31, 2025
Tax Status
Determination letter obtained	true
Determination letter date	Apr. 21, 2015
Tax qualification status	us-gaap:QualifiedPlanMember